Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 5,879	¥ 5,526	¥ 5,339
Interest cost	585	721	778
Expected return on plan assets	(2,806)	(2,723)	(2,627)
Amortization of prior service credit	(820)	(897)	(912)
Amortization of net actuarial loss	1,156	844	856
Amortization of transition obligation	0		45
Net periodic pension cost	3,994	3,471	3,479
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,566	3,186	3,455
Interest cost	1,634	2,002	1,994
Expected return on plan assets	(4,262)	(4,407)	(4,217)
Amortization of prior service credit	(208)	(174)	(123)
Amortization of net actuarial loss	739	75	38
Amortization of transition obligation	1	7	4
Net periodic pension cost	¥ 1,470	¥ 689	¥ 1,151